Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial instruments and financial risk management
32.	Financial instruments and financial risk management

a)Fair value

The fair values of financial assets and financial liabilities for which fair value disclosure is required, together with the carrying amounts included in the statement of financial position, are as follows:

		2019		2018
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial liabilities
Royalty payment obligation	$3,148	$3,148	$3,077	$2,685
License acquisition payment obligations	1,302	1,302	2,726	2,492
Long-term debt	8,834	8,834	125,804	112,914

The fair value of financial liabilities at December 31, 2019 was calculated using a discounted cash flow model via the market interest rate specific to the term of the debt instruments ranging from 8.83% to 15.05% (14.43% to 21.94% at December 31, 2018).

The fair value on the tax credits receivable approximated the carrying amount since the amounts recoverable are re-assessed each reporting period, with any variations recognized in the consolidated statement of operations.

Fair value hierarchy

Financial instruments recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – valuation based on quoted prices observed in active markets for identical assets or liabilities.

Level 2 – valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – valuation techniques with significant unobservable market inputs.

A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.

Cash, cash equivalents, and restricted cash are considered to be level 1 fair value measurements.

The long-term receivables, royalty payment obligation, license acquisition payment obligations, and long-term debt are level 2 measurements.

The investment in convertible debt and the warrant liability are considered to be a level 3 measurements. Further discussion regarding assumptions used in determining their fair values are discussed in notes 15 and 25 respectively.

b)Financial risk management

The Company has exposure to credit risk, liquidity risk and market risk. The Company’s Board of Directors has the overall responsibility for the oversight of these risks and reviews the Company’s policies on an ongoing basis to ensure that these risks are appropriately managed.

Credit risk:

Credit risk is the risk of financial loss to the Company if a customer, partner or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s cash, investments, receivables and share purchase loan to a former officer. The carrying amount of the financial assets represents the maximum credit exposure.

The Company mitigates credit risk through its reviews of new customer’s credit history before extending credit and conducts regular reviews of its existing customers’ credit performance. We evaluate at each reporting period, the lifetime expected credit losses on our accounts receivable balances based on the age of the receivable, credit history of the customers and past collection experience.

Following the sale of its bioseparations business, the Company has limited product sales from its plasma-derived therapeutics segment and has such the Company’s exposure to customer credit risk is limited.

In August 2017, the Company entered into a licensing agreement with a third-party in China and as a result, milestone and licensing revenues of $19,724 were recorded during the third quarter. The third party having not remitted funds associated with the license fee and initial milestone payment within the specified payment terms was consequently in breach of the agreement. As a result, the Company was in a position to exercise its contractual rights and opted to terminate the agreement in March 2018 thereby returning all the rights previously conferred under the license agreement back to Liminal. The Company wrote-off the accounts receivable of $18,518 to bad debt expense and reversed the withholding taxes of $1,972 that was expected to be paid on this transaction as at December 31, 2017. The difference between the amount of revenue recognized and the bad debt amount is the withholding taxes that were recorded in deduction of the accounts receivable and the effect of the change in the CAD/£ exchange rate on the accounts receivable.

Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasts and actual cash flows. The Company’s current liquidity situation is discussed in note 1.

The following table presents the contractual maturities of the financial liabilities as of December 31, 2019:

		Contractual Cash flows
	Carrying amount	Payable within 1 year	1 - 4 years	5 years	Later than 5 years	Total

Accounts payable and accrued liabilities 1)	$22,808	$22,808	$-	$-	$-	$22,808
Long-term portion of royalty payment obligations	105	-	78	26	254	358
Lease liabilities	38,237	8,901	23,630	6,723	37,658	76,912
Long-term portion of other employee benefit liabilities	180	-	180	-	-	180
Long-term debt 2)	8,834	1,176	3,025	10,314	-	14,515
	$70,164	$32,885	$26,913	$17,063	$37,912	$114,773

1) Short term portions of the royalty payment obligations and of other employee benefit liabilities are included in the account payable and accrued liabilities.

2) Under the terms of the Loan with the parent (note 16), the holder of Warrants #10 may decide to cancel a portion of the principal value of the loan as payment upon the exercise of these warrants. The maximum repayment due on the loan has been included in the above table.

Market risk:

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates, will affect the Company’s income or the value of its financial instruments.

i)Interest risk

The Company’s interest-bearing financial liabilities have fixed rates and as such, there is limited exposure to changes in interest payments as a result of interest rate risk.

ii)Foreign exchange risk:

The Company is exposed to the financial risk related to the fluctuation of foreign exchange rates. The Company has operations in the U.S. and the U.K., and previously had operations in the Isle of Man (discontinued operations) and a portion of its expenses incurred are in U.S. dollars and in pounds sterling (£). Historically, the majority of the Company’s revenues have been in U.S. dollars and in £, continuing operations revenues are in U.S. dollars, which serve to mitigate a portion of the foreign exchange risk relating to the expenditures. Financial instruments that have exposed the Company to foreign exchange risk have been cash and cash equivalents, short-term investments, receivables, trade and other payables, lease liabilities, licence payment obligations and the amounts drawn on the credit facility. The Company manages foreign exchange risk by holding foreign currencies it received to support forecasted cash outflows in foreign currencies.

As at December 31, 2019 and 2018, the Company’s net exposure to currency risk through assets and liabilities denominated respectively in U.S. dollars and £ was as follows:

	2019		2018
	Amount	Equivalent in	Amount	Equivalent in
Exposure in US dollars	in U.S. dollar	full CDN dollar	in U.S, dollar	full CDN dollar
Cash and cash equivalents	26,032,017	33,883,273	2,600,253	3,544,145
Accounts receivable	159,604	207,741	2,718,508	3,705,326
Other long-term assets	45,428	59,129	51,127	69,686
Accounts payable and accrued liabilities	(7,209,564)	(9,383,969)	(9,006,635)	(12,276,044)
Lease liabilities	(22,426,384)	(29,140,152)	-	-
Other long-term liabilities	-	-	(3,126,476)	(4,261,387)
Finance lease obligations	-	-	(600,674)	(818,719)
Long-term debt	-	-	(81,601,614)	(111,223,000)
Net exposure	(3,398,899)	(4,373,978)	(88,965,511)	(121,259,993)

	2019		2018
	Amount	Equivalent in	Amount	Equivalent in
Exposure in pounds (£)	in £	full CDN dollar	in £	full CDN dollar
Cash and cash equivalents	279,840	480,233	729,732	1,266,596
Accounts receivable	713,078	1,223,713	6,837,168	11,867,272
Income tax receivable	5,369,467	9,214,542	-	-
Accounts payable and accrued liabilities	(971,763)	(1,667,642)	(1,535,107)	(2,664,485)
Lease liabilities	(350,783)	(601,979)	-	-
Net exposure	5,039,839	8,648,867	6,031,793	10,469,383

Based on the above net exposures as at December 31, 2019, and assuming that all other variables remain constant, a 10 % depreciation or appreciation of the Canadian dollar against the U.S. dollar would result in a decrease or an increase of the consolidated net loss of approximately $437 while a 10 % depreciation or appreciation of the Canadian dollar against the £ would result in a decrease or an increase of the total comprehensive loss of approximately $865. The Company has not hedged its exposure to currency fluctuations.